Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Major Components Of Tax Expense Income [Abstract]
Major Components of Income Tax Expense

The major components of income tax expense were as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,109	$8,172	$8,490
Income tax on unappropriated earnings	(20)	8	181
Income tax adjustments on prior years	(91)	(22)	(150)
Others	12	19	7
	8,010	8,177	8,528
Deferred tax
Deferred tax expense (benefits) recognized for the year	(63)	(81)	489
Income tax adjustments on prior years	(1)	26	3
	(64)	(55)	492
Income tax expense recognized in profit or loss	$7,946	$8,122	$9,020

Reconciliation of Accounting Profit and Income Tax Expense

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$41,867	$42,826	$46,067
Income tax expense calculated at the statutory rate	$8,373	$8,565	$9,213
Nondeductible income and expenses in determining taxable income	18	15	8
Unrecognized loss carryforwards	7	4	(1)
Tax-exempt income	(148)	(367)	(30)
Income tax on unappropriated earnings	(20)	8	181
Investment credits	(203)	(131)	(217)
Effect of different tax rates of group entities operating in other jurisdictions	(9)	10	(10)
Income tax adjustments on prior years	(92)	4	(147)
Others	20	14	23
Income tax expense recognized in profit or loss	$7,946	$8,122	$9,020

Income Tax Recognized in Other Comprehensive Income
b.	Income tax recognized in other comprehensive income

	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Deferred tax
Remeasurement on defined benefit pension plans	$305	$239	$78
Exchange differences arising from the translation of the foreign operations	—	—	—
Total income tax expense recognized in other comprehensive income	$305	$239	$78

Current Tax Assets and Liabilities
c.	Current tax assets and liabilities

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - others)	$1	$5
Current tax liabilities
Income tax payable	$6,157	$6,530

Movements of Deferred Income Tax Assets and Liabilities	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2019

	January 1, 2019	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,307	$32	$(305)	$2,034
Share of profit or loss of associates and joint ventures accounted for using equity method	389	13	—	402
Allowance for doubtful receivables over quota	435	(31)	—	404
Valuation loss on inventory	88	53	—	141
Deferred revenue	111	(13)	—	98
Estimated warranty liabilities	26	8	—	34
Valuation loss on financial instruments	5	8	—	13
Others	178	(73)	—	105
	3,539	(3)	(305)	3,231
Loss carryforwards	41	(13)	—	28
	$3,580	$(16)	$(305)	$3,259

	January 1, 2019	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2019
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,832)	$74	$—	$(1,758)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(31)	2	—	(29)
Unrealized foreign exchange gain, net	(1)	—	—	(1)
Intangible assets	(32)	3	—	(29)
Others	(1)	1	—	—
	$(1,992)	$80	$—	$(1,912)

For the year ended December 31, 2020

	January 1, 2020	Acquired by business combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$2,034	$1	$20	$(239)	$1,816
Share of profit or loss of associates and joint ventures accounted for using equity method	402	—	(1)	—	401
Allowance for doubtful receivables over quota	404	—	(39)	—	365
Valuation loss on inventory	141	3	155	—	299
Deferred revenue	98	—	(25)	—	73
Estimated warranty liabilities	34	—	2	—	36
Valuation loss on financial instruments	13	—	20	—	33
Others	105	2	(17)	—	90
	3,231	6	115	(239)	3,113
Loss carryforwards	28	—	(8)	—	20
	$3,259	$6	$107	$(239)	$3,133

	January 1, 2020	Acquired by business combinations (Note 14)	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2020
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,758)	$—	$(54)	$—	$(1,812)
Land value incremental tax	(95)	—	—	—	(95)
Deferred revenue for award credits	(29)	—	(1)	—	(30)
Unrealized foreign exchange gain, net	(1)	—	1	—	—
Intangible assets	(29)	—	2	—	(27)
Others	—	(3)	—	—	(3)
	$(1,912)	$(3)	$(52)	$—	$(1,967)

For the year ended December 31, 2021

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax assets
Temporary differences
Defined benefit pension plans	$1,816	$6	$(78)	$1,744
Share of profit or loss of associates and joint ventures accounted for using equity method	401	—	—	401
Allowance for doubtful receivables over quota	365	(100)	—	265
Valuation loss on inventory	299	(102)	—	197
Deferred revenue	73	(24)	—	49
Estimated warranty liabilities	36	7	—	43
Valuation loss on financial instruments	33	(33)	—	—
Others	90	(15)	—	75
	3,113	(261)	(78)	2,774
Loss carryforwards	20	(9)	—	11
	$3,133	$(270)	$(78)	$2,785

	January 1, 2021	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2021
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred income tax liabilities
Temporary differences
Defined benefit pension plans	$(1,812)	$(157)	$—	$(1,969)
Land value incremental tax	(95)	—	—	(95)
Deferred revenue for award credits	(30)	(25)	—	(55)
Unrealized foreign exchange gain, net	—	(26)	—	(26)
Intangible assets	(27)	3	—	(24)
Valuation gain on financial instruments	—	(16)	—	(16)
Others	(3)	(1)	—	(4)
	$(1,967)	$(222)	$—	$(2,189)

Items for Which No Deferred Income Tax Assets Have Been Recognized
e.	Items for which no deferred income tax assets have been recognized

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2022	$10	$—
Expire in 2023	8	—
Expire in 2024	8	1
Expire in 2025	19	15
Expire in 2026	8	8
Expire in 2027	3	3
Expire in 2028	1	1
Expire in 2029	1	1
Expire in 2030	—	—
Expire in 2031	—	—
	$58	$29

Information About Unused Loss Carryforwards

As of December 31, 2021 unused loss carryforwards were as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$1	2022
1	2023
1	2024
18	2025
10	2026
3	2027
1	2028
2	2029
2	2030
2	2031
$41